SUPPLEMENT DATED APRIL 1, 2022

To the

PROSPECTUS DATED MAY 1, 2018- ADVISOR’S EDGE® VARIABLE ANNUITY

PROSPECTUS DATED MAY 1, 2016-ADVISOR’S EDGE SELECT® VARIABLE ANNUITY, ADVISOR’S EDGE SELECT SYMMETRY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA CC

PROSPECTUS DATED MAY 1, 2018- ADVISOR’S EDGE®NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT VNY

Effective on May 1, 2022, the Transamerica S&P 500 Index VP (the “Fund”) will be available as an investment option for the products above. The Fund will also be available as a designated investment option for the Architect Rider under the Guaranteed Lifetime Withdrawal Benefit.

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.